ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2023
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of iClick Cayman have been prepared using the same accounting policies as set out in iClick Cayman’s consolidated financial statements except that iClick Cayman used the equity method to account for its investment in its subsidiaries, VIE and VIE’s subsidiaries. Such investment is presented on the separate condensed balance sheets of iClick Cayman as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and “Accumulated losses in excess of investment in subsidiaries, VIE and VIE’s subsidiaries.” iClick Cayman, its subsidiaries, VIE and VIE’s subsidiaries were included in the consolidated financial statements whereby the intercompany balances and transactions were eliminated upon consolidation. iClick Cayman’s share of income from its subsidiaries, VIE and VIE’s subsidiaries is reported as share of income from subsidiaries, VIE and VIE’s subsidiaries in the condensed financial statements.

iClick Cayman is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of iClick Cayman and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of iClick Cayman. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2022 and 2023, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of iClick Cayman, except for those which have been separately disclosed in the consolidated financial statements, if any.

Inter-company charges, share-based compensation and other miscellaneous expenses for the years ended December 31, 2021, 2022 and 2023, which were previously recognized at the parent company level, had been pushed down to the WFOE/VIE level given the majority of services were provided to the WFOE/VIE entities.

The condensed financial statements of the parent company should be read in conjunction with iClick Cayman’s consolidated financial statements and the accompanying notes thereto. For purposes of these condensed financial statements, iClick Cayman’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED BALANCE SHEETS

AS OF DECEMBER 31, 2022 AND 2023

(US$’000, except share data and per share data, or otherwise noted)

	As of December 31,
	2022	2023
Assets
Current assets
Cash and cash equivalents	1,100	2,660
Other short-term investments	1,021	—
Other current assets	161	218
Total current assets	2,282	2,878

Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	80,015	35,923
Investment in an equity investee	279	218
Total non-current assets	80,294	36,141

Total assets	82,576	39,019

Liabilities and shareholders’ equity
Current liability
Accrued liabilities and other current liabilities	5,575	1,894
Total current liability	5,575	1,894

Non-current liability
Other liabilities	2,071	—
Total non-current liability	2,071	—

Total liabilities	7,646	1,894

Commitments and contingencies	—	—

Shareholders’ equity
Ordinary shares	49	50
Treasury shares	(28,457)	(28,656)
Other shareholders’ equity	103,338	65,731
Total shareholders’ equity	74,930	37,125

Total liabilities and shareholders’ equity	82,576	39,019

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 AND 2023

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2021	2022	2023
Operating expenses
General and administrative expenses	(17,574)	(7,160)	(5,445)
Total operating expenses	(17,574)	(7,160)	(5,445)

Operating loss	(17,574)	(7,160)	(5,445)
Other (losses)/gains, net	(242)	(7,925)	499
Interest expense	—	—	(192)
Share of profits/(losses) from subsidiaries, VIE and VIE’ subsidiaries	4,406	(185,431)	(33,491)
Loss before share of losses from an equity investee and income tax expense	(13,410)	(200,516)	(38,629)
Share of losses from an equity investee	(107)	(75)	(61)
Income tax expense	(114)	(284)	—
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(13,631)	(200,875)	(38,690)
Net loss attributable to iClick Interactive Asia Group Limited	(13,631)	(200,875)	(38,690)
Other comprehensive loss:
Foreign currency translation adjustment, net of tax	3,340	(4,946)	49
Share of other comprehensive loss from subsidiaries, VIE and VIE’ subsidiaries	—	—	(32)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	(10,291)	(205,821)	(38,673)

iCLICK INTERACTIVE ASIA GROUP LIMITED

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 AND 2023

(US$’000, except share data and per share data, or otherwise noted)

	For the years ended December 31,
	2021	2022	2023
Cash flows from operating activities
Net cash used in operating activities	(3,217)	(7,754)	(5,105)

Cash flows from investing activities
Redemption of short-term investment	—	—	1,439
Redemption of time deposits	46	—	—
Capital contribution to subsidiaries	(53)	—	—
Amount due from subsidiaries	—	19,656	10,601
Acquisition of subsidiaries	(4,982)	(7,742)	(5,161)
Net cash (used in)/provided by investing activities	(4,989)	11,914	6,879

Cash flows from financing activities
Proceeds from exercise of share options	661	68	—
Repurchase of ordinary shares	(10,687)	(7,574)	(214)
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.	17,010	—	—
Net cash provided by/(used in) financing activities	6,984	(7,506)	(214)

Net(decrease)/increase in cash and cash equivalents and restricted cash	(1,222)	(3,346)	1,560